Employee Benefits - Summary of Assumptions Used in Determining the Net Period Cost (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Puerto Rico [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	5.42%	2.75%	2.34%
Rate of future salary increases	2.75%	2.75%	2.75%
Percentage of increase in health care costs for the coming year	5.44%	2.72%	2.28%
Brazil [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of future salary increases	3.50%	3.25%	3.25%
Percentage of increase in health care costs for the coming year	9.71%	9.44%	9.96%
Year to which this level will be maintained	2031	2030	2031
Brazil [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	10.05%	8.51%	6.48%
Brazil [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	10.11%	8.67%	7.39%
Mexico [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	11.50%	10.40%	10.04%
Rate of future salary increases	2.80%	2.80%	2.84%
Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	3.75%
Rate of increase of pensions	1.90%	1.60%	1.60%
Europe [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee turnover rate	0.00%	0.00%	0.00%
Europe [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee turnover rate	1.03%	1.12%	1.31%
Europe [member] | Actuarial assumption rate one [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return		0.25%	0.25%
Rate of future salary increases	4.50%	3.00%	3.00%
Europe [member] | Actuarial assumption rate two [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return		0.75%	0.50%
Rate of future salary increases	5.30%	3.40%	3.50%
Europe [member] | Actuarial assumption rate three [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return		1.00%	0.75%
Rate of future salary increases		4.00%	4.10%
Europe [member] | Actuarial assumption rate three [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of future salary increases	3.40%
Europe [member] | Actuarial assumption rate three [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of future salary increases	4.60%